Acquisition of Global Institute (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

Acquisition Balance Sheet - June 11, 2018

Assets acquired and liabilities assumed:
Cash	$1,571
Accounts receivable	3,206
Other assets	740
Intangible asset – Licensing fees	55,763
Total Assets Acquired	$61,280

Liabilities assumed:
Payable to officer	$682
Total Liabilities Assumed	$682
Net Assets Acquired	60,598

Total Consideration Paid	$60,598